5. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Changes in property, plant and equipment [abstract]
Grants received	$ 1,830	$ 72	$ 3,578	$ 153